Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF
Shareholder Report [Line Items]
Fund Name	Tuttle Capital Daily 2X Inverse Regional Banks ETF
Class Name	Tuttle Capital Daily 2X Inverse Regional Banks ETF
Trading Symbol	SKRE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tuttle Capital Daily 2X Inverse Regional Banks ETF for the period of January 4, 2024 (commencement of operations) to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.shortregionalbanks.com/fund-info. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.shortregionalbanks.com/fund-inf
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tuttle Capital Daily 2X Inverse Regional Banks ETF	$41¹	0.75%²

¹ Costs are for the period of January 4, 2024 to August 31, 2024. Costs for a full annual period would be higher.² Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the fund perform?

For the period January 4, 2024 to August 31, 2024, the Tuttle Capital 2x Inverse Regional Banks ETF (the ''Fund'') returned a negative 32.37% vs. the S&P 500® Index, which recorded positive 21.17%.

What key factors affected the Fund’s performance?

In general, regional banks financial results are often helped by lower interest rates. The Federal Reserve lowering rates and providing commentary about the path of lower interest rates going forward is a positive for regional banks, and therefore was a negative for the Fund during the period. The Fund performed as intended with an inverse return of about two times the daily return of SPDR® S&P® Regional Banking EFT (“KRE”). The Fund was almost right on target for the period, as the KRE was up almost 15% and the Fund down a little over 30%. Where the Fund’s return really deviated from the S&P 500® Index was in July when it became apparent the Federal Reserve would consider rates cuts going forward.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

Returns Since Inception (1/4/24)
Tuttle Capital Daily 2X Inverse Regional Banks ETF - NAV	-32.37%
Tuttle Capital Daily 2X Inverse Regional Banks ETF - Market	-32.08%
S&P 500 Index®	21.17%

Performance Inception Date	Jan. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Net Assets	$ 5,241,000
Holdings Count | Holdings	0
Advisory Fees Paid, Amount	$ 31,407
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)

Fund Net Assets (Thousands)	$5,241
Number of Holdings	0³
Total Advisory Fee Paid	$31,407
Portfolio Turnover Rate	0%
³ Excludes derivatives held by the Fund
Holdings [Text Block]	Sector Breakdown Financials: 100.00%
Largest Holdings [Text Block]
Portfolio Composition
Cash	176.90%
Derivatives	-6.00%
Liabilities in Excess of Other Assets	-70.90%